Pension Plan (Summary Of Net Periodic Pension Cost And Amounts Recognized In Other Comprehensive Income) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Pension Plan [Abstract]
Service cost	$ 306,799	$ 279,647	$ 246,423
Interest cost	322,198	319,860	318,669
Expected return on assets	(448,470)	(433,591)	(386,983)
Amortization of net loss	492,391	306,348	217,714
Amortization of prior service cost	17,469	17,469	17,469
Net periodic pension cost	690,387	489,733	413,292
Net loss arising during the period	488,972	678,007	285,325
Amortization of net loss included in net periodic pension cost	(492,391)	(306,348)	(217,714)
Amortization of prior service cost included in net periodic pension cost	(17,469)	(17,469)	(17,469)
Total (gain) loss recognized in other comprehensive income	(20,888)	354,190	50,142
Total recognized in net periodic pension cost and other comprehensive income	$ 669,499	$ 843,923	$ 463,434